Significant Accounting Policies - Property and equipment (Details)	Dec. 31, 2025
Significant Accounting Policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Electronic equipment
Significant Accounting Policies
Property, Plant and Equipment, Useful Life	3 years
Office equipment and furniture | Minimum
Significant Accounting Policies
Property, Plant and Equipment, Useful Life	3 years
Office equipment and furniture | Maximum
Significant Accounting Policies
Property, Plant and Equipment, Useful Life	5 years